UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Sagard Capital Partners Management Corp.

Address:   325 Greenwich Avenue
           Greenwich, CT 06830


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Daniel M. Friedberg
Title:  President
Phone:  203-629-6710

Signature,  Place,  and  Date  of  Signing:

/s/ Daniel M. Friedberg            Greenwich, CT                      2/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    3

Form 13F Information Table Entry Total:              15

Form 13F Information Table Value Total:  $      231,749
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-14142             Sagard Capital Partners GP, Inc.
----  --------------------  ----------------------------------------------------
2     028-14143             Sagard Capital Partners, L.P.
----  --------------------  ----------------------------------------------------
3     028-14193             Power Corporation of Canada
----  --------------------  ----------------------------------------------------

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ------------------- ---------- -------- --------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS SOLE   SHARED   NONE
------------------------------ -------------- --------- -------- ---------- --- ---- ---------- -------- ---- ---------- ----
ALTRA HOLDINGS INC             COMMON         02208R106   12,550    666,465 SH  X    DEFINED    1,2,3       0    666,465    0
BIG 5 SPORTING GOODS CORP      COMMON         08915P101   20,275  1,942,024 SH  X    DEFINED    1,2,3       0  1,942,024    0
CAPELLA EDUCATION COMPANY      COMMON         139594105    5,254    145,739 SH  X    DEFINED    1,2,3       0    145,739    0
CASCADE CORP                   COMMON         147195101   11,735    248,779 SH  X    DEFINED    1,2,3       0    248,779    0
DUFF & PHELPS CORP NEW CLASS A COMMON         26433B107    8,110    559,344 SH  X    DEFINED    1,2,3       0    559,344    0
GIBRALTAR                      COMMON         374689107   14,664  1,050,425 SH  X    DEFINED    1,2,3       0  1,050,425    0
GP STRATEGIES CORP             COMMON         36225V104   40,219  2,983,621 SH  X    DEFINED    1,2,3       0  2,983,621    0
HUDSON HIGHLAND GROUP INC      COMMON         443792106    7,311  1,526,300 SH  X    DEFINED    1,2,3       0  1,526,300    0
ICF INTERNATIONAL INC          COMMON         44925C103    5,182    209,117 SH  X    DEFINED    1,2,3       0    209,117    0
INNERWORKINGS INC              COMMON         45773Y105   28,185  3,027,346 SH  X    DEFINED    1,2,3       0  3,027,346    0
INTEGRAMED AMER INC            COMMON         45810N302    2,055    261,500 SH  X    DEFINED    1,2,3       0    261,500    0
KMG CHEMICALS INC              COMMON         482564101    6,717    388,963 SH  X    DEFINED    1,2,3       0    388,963    0
MEASUREMENT SPECIALTIES INC    COMMON         583421102      816     29,191 SH  X    DEFINED    1,2,3       0     29,191    0
MTS SYS CORP                   COMMON         553777103    6,919    169,799 SH  X    DEFINED    1,2,3       0    169,799    0
X-RITE INC.                    COMMON         983857103   61,757 13,309,765 SH  X    DEFINED    1,2,3       0 13,309,765    0